Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Accrual for loss contingency related to legal proceedings	$ 22,000	$ 123,770
Changes in the carrying amount of goodwill
Goodwill, balance beginning	27,388	55,876
Reduction due to sale of product line		(5,100)
Impairment of goodwill		(21,884)
Impact of foreign currency translation adjustments	(1,114)	(1,504)
Goodwill, balance ending	26,274	27,388
E & P Technology & Services [Member]
Changes in the carrying amount of goodwill
Goodwill, balance beginning	2,943	2,943
Reduction due to sale of product line		0
Impairment of goodwill		0
Impact of foreign currency translation adjustments	0	0
Goodwill, balance ending	2,943	2,943
E & P Technology & Services [Member] | Customer relationships [Member]
Changes in the carrying amount of goodwill
Impairment of goodwill		(1,400)
Optimization Software and Services [Member]
Changes in the carrying amount of goodwill
Goodwill, balance beginning	24,445	25,949
Reduction due to sale of product line		0
Impairment of goodwill		0
Impact of foreign currency translation adjustments	(1,114)	(1,504)
Goodwill, balance ending	23,331	24,445
Devices [Member]
Changes in the carrying amount of goodwill
Goodwill, balance beginning	0	26,984
Reduction due to sale of product line		(5,100)
Impairment of goodwill		(21,884)
Impact of foreign currency translation adjustments	0	0
Goodwill, balance ending	$ 0	$ 0